Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 3,569	¥ 23,220	¥ 11,802
Reversal based on tax positions related to prior years	(1,365)	(8,880)	(258)
Additions based on tax positions related to the current year	742	4,825	11,676
Decrease due to disposal of subsidiaries	(1,165)	(7,583)
Balance at end of year	$ 1,781	¥ 11,582	¥ 23,220